Trade and other receivables (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Allowance for doubtful accounts receivable [Abstract]
Balance at the beginning of the year	₨ 270,621	₨ 272,471
Add : Additional provision, net	755,495	479,747
Less : Bad debts written off	(599,629)	(481,597)
Balance at the end of the year	₨ 426,487	₨ 270,621